CONVERTIBLE BRIDGE LOANS, NET	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE BRIDGE LOANS, NET

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET

A.	The following tabular presentation reflects the reconciliation of the carrying amount of the convertible bridge loans, notes and similar instruments during the year ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Opening balance	$5,965	$3,427
Plus: Net cash consideration received	16,000	2,390
Plus: Consideration in purchase of subsidiary	4,989	-
Less: Repayments of convertible bridge loans	(1,027)	-
Less: Recognition of liability related to conversion feature of convertible bridge loans	(7,420)	(2,893)
Less: Fair value of detachable instruments accounted for as equity component	(5,422)	(758)
Plus: Changes in terms of straight loans to convertible loans	1,164	1,185
Less: Partial conversion of convertible bridge loans into equity	(17,111)	(4,639)
Less: Modification of convertible bridge loans transactions	3,384	(3,375)
Less: Issuance of shares as collateral as result of repayment default	(870)	-
Plus: Amortization of discounts and accrued interest expenses	7,335	1,655
Plus: Change in fair value of convertible bridge loans	18,419	8,973
Closing balance	$25,406	$5,965

During the year ended December 31, 2021, Principal Amount and unpaid Interest in total amount of $17,111 have been converted into 379,378,296 Ordinary shares.

During the year ended December 31, 2020, Principal Amount and unpaid Interest in total amount of $4,639 have been converted into 64,630,113 Ordinary shares.

B.	During the years ended December 31, 2019 and 2018, the Company entered into certain Convertible Bridge Loan Agreements (the “2019 and 2018 Loan Agreements”), under which the Company obtained an aggregate net cash amount of $1,443 and $27, respectively, (which represented 90% of the gross Principal Amount of the loans) (the “Net Principal Amount”) from several private lenders (the “Lenders”).

The Principal Amount has been originally issued with 10% discount of aggregated amount of $163, bear interest at a flat rate of 10% (the “Interest”) and have a maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”). The Company will be required to pay 10% penalty upon repayment of the Principal Amount prior to the Maturity Date. Upon the Maturity Date of the loans, the Company will be required to repay the Principal Amount of the Loan and unpaid Interest for cash. From the initial recognition and until the Maturity Date, the loans were presented as current liability. Subject to the Company’s discrete decision not to repay the Principal Amount and unpaid Interest for cash, the Principal Amount and the unpaid Interest shall become convertible into the Company’s Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company’s Ordinary Shares in the 5-days prior to the conversion date. In the event the Company’s defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company’s Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans were reclassified to non-current liability.

C.	Amendments to 2019 and 2018 Loan Agreements:

1.	On January 9, 2020, the Company entered into second amendment to the 2019 and 2018 Loan Agreements with one of the lenders whereby it was determined to extend the Amended Maturity Date of applicable Note until March 31, 2020 and the Company shall not be deemed to have been in default due to it not having repaid the Loan Principal and Interest by the original maturity date unless the Company does not obtain additional bridge financing in an amount no less than the aforesaid Additional Bridge on or before January 31, 2019 (the “Second Amended Maturity Date”). The amended term were as follows: (i) the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date was waived by the lender (ii) the Principal Amount shall be amended by increasing from $101 to $127 and (iii) the Company issued the lender 1,000,000 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.10 per stock warrant at any time commencing the issuance date and up to five years thereafter (the “Fourth Warrant”).

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

D.	Amendments to 2019 and 2018 Loan Agreements:

2.	On February 20, 2020, the Company entered into Convertible Note Extension Agreements (the “Amendments”) with certain institutional investors who participated in the Company’s 2019 and 2018 Loan Agreements, under which it was agreed to extend the maturity of those notes to August 14, 2020 (the “Amended Maturity Date”). The institutional investors shall not be entitled to convert the Loan Principal plus Interest prior to the Amended Maturity Date, unless such conversion is either (i) at the Fixed Conversion Price as defined in the Amendments or (ii) upon an event of default in which case the Maturity Date shall be accelerated and the Note shall be convertible at the Alternate Conversion Price as defined in the Amendments.

In addition to the warrants issued to the institutional investors pursuant to the original terms of the 2019 and 2018 Loan Agreement, the Company (i) issued to the institutional investors a third Warrant (the “Third Warrant”) providing the institutional investors with a right to purchase 20,792,380 Third Warrant Shares, at an exercise price equal to $0.10 per Third Warrant Share and (ii) paid cash payment of $35. The Investor may exercise the Third Warrant after the issue date and up to 5 years thereafter.

Moreover, the Company has entered into lock-up agreements with the institutional investors that preclude them from selling common shares in the market until August 20, 2020.

3.	On September 1, 2020, the Company entered into Amendment No. 2 to the 2019 and 2018 Loan Agreements (the “Amendment”) with certain lenders whereby it was determined to (i) reextend the Original Maturity Date of applicable Note until October 15, 2020 (the “Second Amended Maturity Date”) and (ii) the Note shall accrue interest at the rate of 15% per annum, accruing on the outstanding Loan Principal from and after the Original Maturity Date, through and including the date the Note is paid in full. All accrued interest shall be due on the Second Amended Maturity Date. Upon occurrence and continuation of an Event of Default, the interest rate on the Note shall be at the rate of 20% per annum.

In exchange for the aforesaid amendments the Company shall (i) pay upfront fee to each of the lenders in an amount equal to 5% of the principal balance of the Note held by such lender (ii) issue shares of its common stock to each lender with a market value equal to 5% of the principal balance of the Note held by such lender, based on the closing price of the share of the Company’s common stock reported on a public exchange as of the date of the Amendment (iii) the exercise price of each of the First Warrant, Second Warrant and Third Warrant (together referring as “Warrant”) shall be amended to be the lesser of (a) the share price of the share of the Company’s common stock reported on a public exchange as of the Second Amended Maturity Date or (b) the exercise price as set forth in the applicable Warrant and (iv) reimburse the lenders for reasonable fees and expenses incurred by them in execution of the Amendment.

The Company shall pay a default fee for each of the applicable lender in an amount equal to 5% of the principal balance of the Note held by such lender if the Company fails to pay the outstanding Loan Principal and Interest on the Second Amended Maturity Date.

During the year ended December 31, 2020, the Company issued 309,427 ordinary shares representing 5% of the principal balance of the Note and paid the required upfront fee in cash an amount of $19 representing 5% of the principal balance of the Note.

During the year ended December 31, 2020, the management has determined by using the assistance of third-party appraiser that the fair value of the modified loans amounted to $697 plus the cash payment amounted to $54 plus the fair value of the Third Warrant and shares amounted to $416 are considered as substantially different from the fair value of the convertible bridge loans amounted to $4,918 prior to the exchange date. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the Third Warrant and shares were initially recorded at fair value as an increase of additional paid-in capital. The Company recorded an extinguishment amount of $3,751 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

As of December 31, 2021, the above loans were converted or repaid. The Company recorded $619 income as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

E.	During the three months period ended March 31, 2020, the Company entered into certain Convertible Bridge Loan Agreements (the “March 2020 Loan Agreements”), under which the Company obtained an aggregate net cash amount of $697 (which representing 70% of the gross Principal Amount of the loans) (the “Net Principal Amount”) from several private lenders (the “Lenders”).

The Loan Amount has been originally issued with 30% discount of aggregated amount of $299, bear interest at a flat rate of 10% (the “Interest”). However, upon occurrence of any uncured Event of Default as defined in March 2020 Loan Agreements, and in the event that Lenders at their sole discretion elect to allow the Company to continue with repayment of the Loan Amount and Interest after an Event of Default, the Interest rate on the unpaid Loan Amount will be changed to 18% or the highest interest rate currently allowable under Nevada law for loans of this amount (the “Default Interest Rate”). The Loan Amount has maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”) but the Company may repay the Loan Amount prior to the Maturity Date with 20% penalty. From the initial recognition and until the Maturity Date, the loans were presented as current liability.

As part of the transaction, the Company also issued 31,236,042 warrants to purchase of the same number of ordinary shares at an exercise price of $0.10 per share. The warrants shall be cashless exercisable with full rachet anti-dilution for a period of 5-years from the issuance date (the “Warrants”).

At the earlier of the effective date of Registration Statement as defined in March 2020 Loan Agreements or 6-months period after the Effective Date provided that the Net Principal Amount and Interest were not repaid in cash by the Company, the Lenders at their sole option, may convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued interest, in whole or in part, into shares of the common stock of the Company (the “Common Stock”). Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (i) the closing market price on the date of closing and (ii) 50% of the lowest trading price on the primary trading market on which the Company’s Common Stock is quoted for the last 10 trading days immediately prior to but not including the Conversion Date (“Conversion Price”). Following the Maturity Date, the convertible loans are reclassified to non-current liability.

Upon the occurrence of any uncured Event of Default, the Holder at any time, at its sole discretion, may elect to immediately (without prior notice) convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued Interest, in whole or in part, into shares of the Common Stock, according to the terms of March 2020 Loan Agreements.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $236 and $461, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, in subsequent periods, the Note instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity. Due to the Company discrete decision not to repay the loan for cash), the loan became subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it became an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss. Consequently, the Company recorded expenses amounted to $1,985 and $756 related to remeasurement of the Note and the discount amortization of the Note as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. During the year ended December 31, 2021 the Company recorded expenses amounted to $81 as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

F.	Amendments to March 2020 Loan Agreements:

1.	During the three months period ended June 30 2020, the Company entered into amendment to March 2020 Loan Agreements with one of the lenders whereby it was determined to extend the original Maturity Date of applicable Note by another 90-days from the original Maturity Date (the “Amended Maturity Date”) in exchange for (i) waiver of the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date and (ii) issuance of 720,000 shares of restricted common stock.

2.	During the three months period ended June 30 2020, the Company entered into amendment to March 2020 Loan Agreements with the other lenders whereby it was determined to extend the maturity date of applicable Notes by another 90-days from the original Maturity Date (the “Amended Maturity Date”). The amended term were as follows: (i) the conversion feature of the applicable Principal Amount and accrued Interest prior to the Amended Maturity Date was waived by the lenders, but the lenders shall be entitled to conversion only until a reverse split in the Company’s shares, and thereafter will be redeemed at the Nasdaq listing or at the Amended Maturity Date, whichever is first. If a Nasdaq listing occurs prior to the Amended Maturity Date, the Company will redeem the outstanding note. If a Nasdaq listing does not happen by the Amended Maturity Date, the lender will be entitled to convert or request redemption at its option; (ii) the Company will pay in cash to lenders 10% of the outstanding balance of the note within 25 days from the amendment date and 10% of the outstanding balance in equity in consideration for the extension of the loan and (iii) the Third Warrants will be cashless exercised upon the Company listing its ordinary shares on the Nasdaq.

Due to elimination of a substantive conversion option, it was determined that the amended terms are substantially different than the original terms and accordingly the modification was accounted for as an extinguishment of the modified loans. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the Third Warrant was initially recorded at fair value as an increase of additional paid-in capital. The Company recorded an extinguishment amount of $97 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

G.	On April 24, 2020, the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $200 (which representing 20% of the gross Principal Amount of the note) from several private lenders (the “Lenders”).

The Note was issued with 20% original issue discount totaling $50, bears interest at a flat rate of 8% (which shall be increased to a rate of 12% upon the occurrence of an Event of Default (as defined in the Note)) and has a maturity date of April 24, 2021 unless extended at the option of Lenders for an additional term of 180 days (the “Maturity Date”). The Company shall have the right to prepay all or any part of the principal under the Note without penalty upon not less than 10 days prior written notice to Lenders.

The Lenders are entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to $0.08 (the “Optional Conversion Price”). In the event the Company completes an uplisting to Nasdaq (the “Mandatory Conversion Event”), the conversion price shall equal to the lower of (i) 80% of the common share price as determined in the Mandatory Conversion Event; and (ii) the Optional Conversion Price.

The Lenders are also entitled to an amount of 1,250,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $135 and $65, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs. Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $127 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss and the remaining amount of $8 was allocated to the host loan instrument, less any related issuance costs. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The balance of the loan as of December 31, 2021 and 2020 amounted to $162 and $89, respectively. The Company recorded (income) expenses amounted to ($60) and $81 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. During the year ended December 31, 2021 the Company recorded expenses amounted to $(66) and $71 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

H.	On June 12, 2020 (the “Issuance Date”), the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $50 (which representing 84% of the gross Principal Amount of the note) from a private lender (the “Lender”).

The Note was issued with 20% original issue discount totaling $12.5, bears interest at a flat rate of 2% and has a maturity date of June 12, 2021 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Lender is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 80% of the lower of (i) the lowest closing bid price on the trading day prior to the Issuance Date or (ii) the lowest trading price of the ordinary shares as reported by the trading market on which the Company’s shares are traded, for the 20 prior trading days including the day upon which a conversion notice is received (the “Conversion Price”).

The Lenders are also entitled to an amount of 500,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $61 and $10, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $60 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $21 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The balance of the loan as of December 31, 2021 and 2020 amounted to $0 and $10, respectively. The Company recorded expenses amounted to $10 and $9 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

During the year ended December 31, 2021 the Company recorded expenses amounted to $(37) and $3 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

I.	On June 15, 2020 (the “Issuance Date”), the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $315 (which representing 84% of the gross Principal Amount of the note) from a private lender (the “Lender”).

The Note was issued with 16% original issue discount totaling $60, bears interest at a flat rate of 2% and has a maturity date of June 15, 2021 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Lender is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 80% of the lower of (i) the lowest closing bid price on the trading day prior to the Issuance Date or (ii) the lowest trading price of the ordinary shares as reported by the trading market on which the Company’s shares are traded, for the 20 prior trading days including the day upon which a conversion notice is received (the “Conversion Price”).

Upon occurrence of Sale Event (as defined in the Note), upon the Lender request, the Company shall redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the redemption date, or at the Lender election, such Lender may convert the unpaid principal amount of the Note and interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. At the closing date and December 31, 2020, the management considered Sale Event as remotely.

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.

It was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. Upon initial recognition, the management by assistance of third-party appraiser recognized an embedded conversion feature in total amount of $374 and in subsequent periods as derivative liability at fair value through profit and loss. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity. The excess of the fair value of identified instruments over net proceeds amounted to $60 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The balance of the loan as of December 31, 2020 amounted to $24. During 2021 the loan was fully converted into 23,803,446 share of common stock of the Company. The Company recorded expenses amounted to $173 and $23 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

During the year ended December 31, 2021 the Company recorded expenses amounted to $68 and $659 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

J.	In June and July 2020, the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $300 (which representing 75% of the gross Principal Amount of the note) from two private lenders (the “Lenders”).

The Note was issued with 25% original issue discount totaling $100, bears interest at a flat rate of 2% and has a maturity date of December 22, 2020 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Lenders are entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 150% of the closing price on the closing date and will be effective for 40 trading days from the closing date. After the initial 40 trading days, the conversion price shall equal to the lower of (i) 60% of the lowest volume weighted average price trading price for the common stock as reported at the market reporting trade prices for the common stock during the 10 trading days immediately prior to conversion, and including, the date of the conversion notice; and (ii) 150% of the closing price on the closing date and the closing price on the effectiveness date of the registration statement, including the day upon which a conversion notice is received by the Company (the “Conversion Price”).

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.

The Note is entitled to a disbursement of shares of 2,000,000 Ordinary Shares of the Company in consideration for issuing the notes (the “Commitment Shares”). On January 18, 2021, the Commitment Shares have been issued to the Lenders.

The Lenders are also entitled to an amount of 3,000,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note, the shares and the detachable warrants in total amount of $360, $42 and $51, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $359 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $153 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

As of December 31, 2020, upon the occurrence of an Event of Default in which the Note was not repaid before or at the Maturity Date (due to the Company discrete decision not to repay the loan for cash), the loan become subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it become an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss. Consequently, the Company recorded expenses amounted to $723 and ($359) related to remeasurement of the Note and its embedded conversion feature as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The balance of the loan as of December 31, 2021 and 2020 amounted to $539 and $724, respectively During the year ended December 31, 2021 the Company recorded income amounted to $(74) related to discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

K.	In July 2020, the Company entered into a Securities Purchase Agreement with institutional and high net worth investors (the “July 2020 Loan Agreements” and “Lenders”, respectively), under which the Company agreed to issue to the Lenders secured promissory convertible notes in an aggregate principal amount of $1,881 (the “Convertible Note”). The Company received net cash of $1,350 (which representing 71.8% of the gross Principal Amount of the note) from the Lenders. The Convertible Note bears interest at a flat rate of 2% (the “Interest”) and have a maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”). At Maturity Date the Company may pay the lender the loan principal and accrued interest in cash or at the option of the lender in shares of the Company.

The Convertible Note may be redeemed at any time at an amount equal to 125% of the outstanding loan principal and unpaid interest. The Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 60% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including conversion date) or (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares.

Upon event of default as defined in the Securities Purchase Agreement, the Lenders may require the Company to redeem all or any portion of the note at the greater of default interest rate of 18% or the maximum rate permitted under applicable law (the “Event of Default Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Price for each 30 day period during which redemptions fail to be made. In addition, the Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 35% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including the conversion date), (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares.

The Lenders are also entitled to an amount of 10,513,513 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”). If at the time of exercise hereof there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of the Warrant Shares to the Lenders, then the Warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise”. In addition, the Lenders are entitled to an option to require the Company to purchase the Warrant for cash in an amount equal to their Black-Scholes Option Pricing Model value (the Black-Scholes Model), in the event that certain fundamental transactions (which some of them are not considered solely within the control of the Company) as defined in the warrant agreement, occur.

The Company also entered into a Security Agreement with one of the lenders under which the Company granted a security interest to the lender in all equipment now existing or hereafter arising or acquired (see also Note 10K). The Company also issued the Lenders an amount of 7,333,333 shares as a commitment fee (the “Commitment Shares”) and an additional 2,000,000 shares as a diligence fee (the “Diligence Shares”) to one of the Lenders.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note, the shares and the detachable warrants in total amount of $1,710, $230 and $237, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $1,708 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $826 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

Amendments to July 2020 Loan Agreement:

On November 4, 2020 (the “Effective Date”), the Company entered into amendment to July 2020 Loan Agreement with the one of its lenders, under which it was determined to as follows: (i) the lender consented the Company entering into the Secured Convertible Equipment Loan Agreements (see also Note 8A above); (ii) the lender subordinated its security interest in the four Liquid Handler Machines to the security interest that will be granted by the Company to the lender parties under the Secured Convertible Equipment Loan Agreements (see also Note 8H above); (iii) the lender waived the Registration Statement Events of Default (with respect to the Registration Statement Event of Default, the Company shall be granted an extension of 60 days from the Effective Date to cause the Registration Statement registering for resale the ordinary shares of the Company held by lender to be declared effective); (iv) the lender waived its rights under the most favored nation clause only with respect to the Secured Convertible Equipment Loan Agreements and only under the condition that other creditors of the Company also waive their rights under any most favored nation clauses they may be otherwise entitle to with respect to the Secured Convertible Equipment Loan Agreements and (v) the Note shall be amended as follows: (i) the Conversion Price shall in no event be greater than $0.05; (ii) an amount equal to 25% of the total outstanding amount due under the Note shall be added to the Principal amount and (iii) an additional 2.5 million warrants shall be issued in the same form as those issued pursuant to the Purchase Agreement.

The management has determined by using the assistance of third-party appraiser that the fair value of the modified loans amounted to $1,434 plus the fair value of the Third Warrant amounted to $115 are considered as substantially different from the fair value of the convertible bridge loans amounted to $1,100 prior to the exchange date. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the Third Warrant was initially recorded at fair value as an increase of additional paid-in capital. The Company recorded an extinguishment amount of $449 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The balance of the loans as of December 31, 2021 and 2020 amounted to $899 and $1,664, respectively. The Company recorded expenses amounted to $(66) and $1,991 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. During the year ended December 31, 2021 the Company recorded expenses amounted to $0 and $4,030 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

L.	On August 21, 2020, the Company entered into a Securities Purchase Agreement for issuance of Convertible Promissory Note (“Note”), under which the Company received net cash of $175 (which representing 30% of the gross Principal Amount of the note) from private lender (the “Lender”).

The Note was issued with 25% original issue discount totaling $75, bears interest at a flat rate of 10% and has a maturity date of November 21, 2020 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. The Company may, at its option, at any time and from time to time, prepay all or any part of the principal balance of this Note before the Maturity Date, with a penalty or premium equal to 20% of the sum of any outstanding Principal and any interest accrued as of the prepayment date.

The Lender at its sole option, may convert the outstanding Principal Amount of the Note, or any portion of the Principal Amount hereof, and any accrued interest, in whole or in part, into shares of the common stock of the Company. Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 60% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock as reported on the market during the 11 trading days immediately prior to but not including the date of conversion (“Conversion Price”). In addition, the Lender must convert any outstanding balances due under the Note within 15 days if, (a) the Company successfully uplists its common stock to trade on the Nasdaq stock exchange, and (2) there is an effective registration statement on file with the Securities and Exchange Commission that includes a registration of the common stock underlying the Note.

The Company agrees to reimburse the Lender’s certificate processing cost by adding $1.5 to the Principal for each note conversion effected by Lender.

Upon the occurrence of an Event of Default (as defined in the Note), there shall be a default charge equal to 30% of the sum of any unpaid principal plus any interest accrued as of the default date. In the event that Lender at its sole discretion elects to allow the Company to continue with repayment of the principal and interest on the Note after an Event of Default, the interest rate on the unpaid principal of the Note will be change to 18% or the highest interest rate currently allowable under Nevada law for loans of the above amount (the “Default Interest Rate”).

The Lender is also entitled to an amount of 8,000,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $267 and $123, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $266 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $215 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

As of December 31, 2020, upon the occurrence of an Event of Default in which the Note was not repaid before or at the Maturity Date (due to the Company discrete decision not to repay the loan for cash), the loan become subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it become an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss (see also Note 2W). Consequently, the Company recorded expenses amounted to $463 and ($266) related to remeasurement of the Note and its embedded conversion feature as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The balance of the loan as of December 31, 2020 amounted to $464 . In March 2021 the loan was converted into 6,337,180 shares of common stock of the Company. During the year ended December 31, 2021 the Company recorded expenses amounted to $(188) as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

M.	Secured Convertible Equipment Loan Agreement

On December 31, 2020 (the “Effective Date”), the Company entered into Secured Convertible Equipment Loan Agreement with a private lender (the “Lender”), under which at the Effective Date and for the purpose for purchasing two Liquid Handler Machines (the “Collateral”) to be placed in the laboratory of a Company’s client, the Company will receive from the Lender a net cash amount of $450 which is including an original issue discount at the rate of 40% valued at $300, representing a face value of $750 for the loan (the “Aggregate Loan Principal Amount”). In addition, the Company incurred incremental and direct costs of $54.

In addition, under the terms of the Secured Convertible Equipment Loan Agreement, the Lender will be entitled to receive a royalty at a rate of 12.5% of all amounts resulting from any diagnostic tests performed by the two liquid handler machines. During the initial payback period and up until the earlier of either (a) April 30, 2021, or (b) the aggregate loan amount is paid in full, all royalty payments made to Lender will be counted towards their loan balance. Thereafter, the royalties continue so long as the machines are in use.

The Aggregate Loan Principal Amount was received in January 2021.

The Company has determined that its obligation for future royalties under the Secured Convertible Equipment Loan Agreement represent contingent interest feature. However, it was determined that such feature is not required to be bifurcated and accounted for as derivatives, as they are eligible for the scope exception prescribed under ASC Topic 815-10-15-59 (d) with respect to certain contracts that are not traded on an exchange, as the underlying is an entity specific performance measure. Accordingly, the obligation for future royalties was accounted for in accordance with the provisions of ASC Topic 450, Contingencies.

As the secured loan upon its original term does not include conversion feature (such feature will only become applicable as a penalty, upon the Company’s failure to repay the Aggregate Loan Principal Amount by the Maturity Date), the liability was accounted for using the effective interest method over the term of the loans until their stated Maturity Date.

Total discount amortization expenses of $2,414, were recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021. During the year ended December 31, 2021 the lender exercise the entire loan amount into 81,736,111 ordinary shares of the Company with aggregated value of $2,810.

N.	Securities Purchase Agreement

On January 22, 2021, the Company entered into a Securities Purchase Agreement with Yozma Global Genomic Fund 1 (“Yozma”) pursuant to which Yozma purchased from Todos a convertible note in the original principal amount of up to $4,857. The original principal amount has been originally issued with 30% discount of aggregated amount of $1,457, bearing per annum interest at a flat rate of 4% (the “Interest”) until it becomes due and payable, whether upon the maturity date, which is January 22, 2022, acceleration, conversion, redemption or otherwise (in each case in accordance with the terms hereof) (the “Maturity Date”). In addition, the outstanding principal amount to be converted, redeemed or otherwise with respect to which this determination is being made and the accrued and unpaid Interest with respect to such outstanding principal amount shall be converted into shares of the Company at conversion price of $0.07161 (the “Conversion Price”). Subsequent to the effective date of the registration statement registering for resale the Conversions Shares and the Warrant Shares pursuant to the Purchase Agreement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of 10 consecutive trading days, the Conversion Price shall reset to such average price. If the 10-day volume weighted average price of the Common Stock continues to be less than the Conversion Price, then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

At the Company’s option and upon 30 days’ notice to Yozma, 33% of the outstanding Principal and accrued and unpaid Interest of the Note (the “Repayment Amount”) may be redeemed at any time at an amount equal to 115% of the Repayment Amount. The foregoing notwithstanding, Yozma may convert any or all of the Note into shares of Common Stock at any time. Through September 30, 2021, the Company has not redeemed any of the outstanding principal amount and accrued interest, and Yozma has not converted any portion of the Note into shares.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

At any time after Yozma becoming aware of an Event of Default as defined in the Securities Purchase Agreement, Yozma may require the Company to redeem (an “Event of Default Redemption”) all or any portion of the Note in cash by wire transfer of immediately available funds at a price equal to principal amount plus interest calculated from the Event of Default at the greater of the default interest at a rate of 18% per annum or the maximum rate permitted under applicable law (the “Event of Default Redemption Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Redemption Price for each 30 day period during which redemptions fail to be made. No event of default has occurred through September 30, 2021.

In addition, the Company granted Yozma a warrant to purchase up to 16,956,929 ordinary shares for a period of 5 years with a fixed exercise price equal to $0.107415, subject to certain adjustments (the “Warrant”). If at the time of exercise hereof there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of the Warrant Shares to Yozma, then the Warrant may also be exercised, in whole or in part, at such time by means of a net shares settlement. Moreover, Yozma is entitled to an option to require the Company to purchase the Warrant for cash in an amount equal to their Black-Scholes Option Pricing Model value (the Black-Scholes Model), upon occurrence of fundamental transactions, as defined in the warrant agreement, occur.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $423 and $861, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $2,116 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The remaining amounted to $423 was allocated to the host loan instrument, which in subsequent periods is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded an income of $1,552 and expense of $3,939 related to remeasurement of the embedded conversion feature of convertible bridge loan and the discount amortization of the host loan instrument, respectively, as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

In addition, on October 7, 2020, the Company entered into consulting agreement with Aslano Private Limited (“Aslano”) whereby Aslano will render non-exclusive advice and service to the Company concerning equity and/or debt financing with certain Potential Buyer or Investor or Financing Party as defined in the consulting agreement in exchange for success fee equal to 8% of the gross amount paid by the Potential Buyer or Investor or Financing Party. In consideration for Aslano’s non-exclusive services with respect to the aforesaid Securities Purchase Agreement, during the year ended December 31, 2021, the Company incurred incremental and direct finder fee cost of $272 which was allocated to the identified components (i.e. convertible bridge loans, bifurcated embedded conversion feature and detachable Warrant) consistent with the allocation of the proceeds issuance expenses. Consequently, an amount of $34, $169 and $69 out of which was recorded as additional discount of the convertible bridge loans, immediate charge to finance expenses and as deduction of additional paid-in capital, respectively, at the outset of the transaction.

O.	Closing Agreement

On March 3, 2021, the Company and one of its lenders entered into a Closing Agreement (the “Closing Agreement”), under which the lender exercised its right to invest an additional $884 into the Company in the form of July 2020 Convertible Notes (the “Tranche 2 Securities”). The original principal amount has been issued with 30% discount of aggregated amount of $379 bearing per annum interest at a flat rate of 2% (the “Interest”). In addition, the Company covenanted and agreed to file a registration agreement with respect to the Tranche 2 Securities on or before the earlier to occur of (i) the date that the Company files a registration statement with respect to any other securities of the Company or (ii) April 1, 2021 (such date, the “Tranche 2 Filing Date”) and cause a registration statement to be declared effective under the Securities Act with respect to the Tranche 2 Securities on or before May 1, 2021. The Company acknowledges that failure to timely comply with the foregoing obligations will subject the Company to substantial liability under the Registration Agreement, including without limitation liquidated damages in the amount of $250, along with an amount of cash accruing each month equal to the value of 1% of the value of the Tranche 2 Securities.

In addition, the Company granted the lender warrants to purchase up to 5,513,513 ordinary shares and issued 6,000,000 shares.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

Upon initial recognition, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The management by assistance of third-party appraiser measured the embedded conversion feature in total amount of $1,127 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds upon initial recognition amounted to $243 was recorded as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded additional interest expenses amounting to $2,776 related to valuation of the loan to fair value upon default event and income of $34 related to remeasurement of the embedded conversion feature, which were recorded as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

P.	Securities Purchase Agreements

1.	On April 9, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with a Family Office Investor (the “Family Office”) to which the Company has agreed to issue a promissory convertible note (the “Note”) to the Family Office in the principal amount of $4,286 for proceeds of $3,000 (the “Transaction”). The closing occurred on April 12, 2021. The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, the Family Office received a warrant (the “Warrant”) to purchase up to 16,000,000 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for a 5-year period from the issuance date. Upon a listing of the Company’s common shares onto a national exchange, the Note will exchange into a class of Series A Preferred Shares in order to help improve the Company’s shareholder equity to meet the Nasdaq CM Initial Listing Standards.

The Family Office shall have the option, exercisable at the Family Office’s sole discretion, on the date that is ninety (90) days following the date of effectiveness of a registration statement filed by the Company, to purchase a Second Note and the Second Warrant, for a principal amount of $4,286 for a consideration of $3,000 and a Warrant to purchase up to 16,000,000 shares of Common Stock, with an exercise price equal to $0.107415 per share.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $1 and $508, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

Furthermore, it was determined that the Convertible note is hybrid instrument embodies both an embedded derivative and a host contract and that the embedded conversion feature is required to be bifurcated from the host loan instrument using the with-and-without method. The embedded derivative was measured first at fair value, and the residual amount was allocated to the host contract. The embedded conversion feature was recognized in total amount of $3,007 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The host loan instrument is accounted for, in subsequent periods, using the effective interest method over the term of the loan, until its stated maturity.

The excess of the fair value of identified instruments over net proceeds upon initial recognition amounted to $516 was recorded as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations.The Company recorded an income of $1,565 and expenses of $466 related to remeasurement of the embedded conversion feature of convertible bridge loan and the discount amortization of the host loan instrument, respectively, as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

2.	Further to the Securities Purchase Agreement described in Note 10Q above, on April 27, 2021, the Company entered into an additional Securities Purchase Agreement (the “SPA”) with Yozma to which the Company has agreed to issue a promissory convertible note (the “Note”) to Yozma in the principal amount of $4,714 for proceeds of $3,300 (the “Transaction”). The closing occurred on April 27, 2021. The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, Yozma received a warrant (the “Warrant”) to purchase up to 16,458,196 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for a 5-year period from the issuance date. Upon a listing of the Company’s common shares onto a national exchange, the Note will exchange into a class of Series A Preferred Shares in order to help improve the Company’s shareholder equity to meet the Nasdaq CM Initial Listing Standards.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $378 and $2,922, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

The Company recorded expenses in the amount of $1,779, related to remeasurement of the host loan instrument as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the for the year ended December 31, 2021.

The Company has agreed to file a registration statement on Form S-1 with the Securities and Exchange Commission registering for resale the Conversion Shares and the Warrant Shares (the “Registration Statement) under the above two transactions. Subsequent to the effective date of such registration statement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of 10 consecutive trading days, the Conversion Price shall reset to such average price. If the 10-days volume weighted average price of the Common Stock continues to be less than the Conversion Price then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

On May 13, 2021, the Company filed a registration statement on Form S-1 with respect to up to 240,591,462 ordinary shares to be issued pursuant to Securities Purchase Agreement with Family Office and Yozma (first and second Tranches). As the Company complied with the registration statement filing requirements, as of December 31, 2021, no accrual has been recorded for liquidated damages since the amount to be paid was not probable and reasonably estimate under ASC 450 “Contingencies”.

3.	On July 7, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Purchaser”) pursuant to which the Company has agreed to issue a promissory convertible note (the “Note”) to the Purchaser in the principal amount of $1,536 for proceeds of $1,075 (the “Transaction”). The closing occurred on July 7, 2021 (the “Closing Date”). The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, the Purchaser received a warrant (the “Warrant”) to purchase up to 3,440,000 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for 5 years from the date of issuance. From the Closing Date until 180 days thereafter, the Company shall be restricted from issuing or entering into any agreement to issue any shares of Common Stock, except under certain circumstances. This provision shall no longer be in effect if the closing sale price of the Common Stock exceeds $0.10. The Company intends to use the net proceeds for general corporate purposes.

The Company has agreed to file a registration statement with the Securities and Exchange Commission registering for resale of the Conversion Shares and the Warrant Shares (the “Registration Statement). Subsequent to the effective date of such registration statement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of ten (10) consecutive trading days, the Conversion Price shall reset to such average price. If the 10-day volume weighted average price of the Common Stock continues to be less than the Conversion Price then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $954 and $121, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

Furthermore, it was determined that the Convertible note is hybrid instrument embodies both an embedded derivative and a host contract and that the embedded conversion feature is required to be bifurcated from the host loan instrument using the with-and-without method. The embedded derivative was measured first at fair value, and the residual amount was allocated to the host contract. The embedded conversion feature was recognized in total amount of $257 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The host loan instrument is accounted for, in subsequent periods, using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses of $459 and $345 related to remeasurement of the embedded conversion feature of convertible bridge loan and the discount amortization of the host loan instrument, respectively, as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

4.	On September 23, 2021, the Company completed the conditions precedent required to enter into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Purchaser”) pursuant to which the Company issued a promissory convertible note (the “Note”) to the Purchaser in the principal amount of $2,857 for proceeds of $2,000 (the “Transaction”). The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, the Purchaser received a warrant (the “Warrant”) to purchase up to 11,924,636 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for 5 years from the date of issuance. The Company intends to use the net proceeds from this Note to initiate Phase 2/3 trials for Tollovir™ COVID-19 patients, initiate digital marketing for its dietary supplement Tollovid®, increase sales & marketing for Provista Diagnostics, and for general corporate purposes.

The Company has agreed to file a registration statement with the Securities and Exchange Commission registering for resale the Conversion Shares and the Warrant Shares (the “Registration Statement). Subsequent to the effective date of the Registration Statement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of ten (10) consecutive trading days, the Conversion Price shall reset to such average price. If the 10 day volume weighted average price of the Common Stock continues to be less than the Conversion Price then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $1,442 and $558, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

Furthermore, it was determined that the Convertible note is hybrid instrument embodies both an embedded derivative and a host contract and that the embedded conversion feature is required to be bifurcated from the host loan instrument using the with-and-without method. The embedded derivative was measured first at fair value, and the residual amount was allocated to the host contract. The embedded conversion feature was recognized in total amount of $152 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The host loan instrument is accounted for, in subsequent periods, using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses of $41 and $357 related to remeasurement of the embedded conversion feature of convertible bridge loan and the discount amortization of the host loan instrument, respectively, as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

5.	On October 21, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Purchaser”) pursuant to which the Company has agreed to issue a promissory convertible note (the “Note”) to the Purchaser in the principal amount of $1,428 for proceeds of $1,000 (the “Transaction”). The closing occurred on October 22, 2021 (the “Closing Date”). The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, the Purchaser received a warrant (the “Warrant”) to purchase up to 3,440,000 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for 5 years from the date of issuance. The Company intends to use the net proceeds from this Note to continue funding the ongoing Phase 2 clinical trial of Tollovir® in hospitalized COVID-19 patients, beginning the initial marketing campaign for the cPass neutralizing antibody test launch at Provista Diagnostics and general corporate purposes.

The Company has agreed to file a registration statement with the Securities and Exchange Commission registering for resale the Conversion Shares and the Warrant Shares (the “Registration Statement). Subsequent to the effective date of the Registration Statement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of ten (10) consecutive trading days, the Conversion Price shall reset to such average price. If the 10 day volume weighted average price of the Common Stock continues to be less than the Conversion Price then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $877 and $123, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

Furthermore, it was determined that the Convertible note is hybrid instrument embodies both an embedded derivative and a host contract and that the embedded conversion feature is required to be bifurcated from the host loan instrument using the with-and-without method. The embedded derivative was measured first at fair value, and the residual amount was allocated to the host contract. The embedded conversion feature was recognized in total amount of $356 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The host loan instrument is accounted for, in subsequent periods, using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses of $360 and $123 related to remeasurement of the embedded conversion feature of convertible bridge loan and the discount amortization of the host loan instrument, respectively, as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

6.	On November 2, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Purchaser”) which was amended on November 24, 2021, pursuant to which the Company has agreed to issue a promissory convertible note (the “Note”) to the Purchaser in the principal amount of $1,432 for proceeds of $1,000 (the “Transaction”). The closing occurred on November 2, 2021 (the “Closing Date”). The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.06 (the “Conversion Price). In addition, the Purchaser received a warrant (the “Warrant”) to purchase up to 3,733,333 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107 per share. The Warrant is exercisable for 5 years from the date of issuance.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $727 and $208, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs and as upon fundamental transaction the warrants holder shall be entitled to receive from the Company the same type of form of consideration such as holders of common stock.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 10 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

Furthermore, it was determined that the Convertible note is hybrid instrument embodies both an embedded derivative and a host contract and that the embedded conversion feature is required to be bifurcated from the host loan instrument using the with-and-without method. The embedded derivative was measured first at fair value, and the residual amount was allocated to the host contract. The embedded conversion feature was recognized in total amount of $68 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The host loan instrument is accounted for, in subsequent periods, using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses of $39 and $89 related to remeasurement of the embedded conversion feature of convertible bridge loan and the discount amortization of the host loan instrument, respectively, as part of the “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2021.

7.	During 2021, the Company entered into additional Securities Purchase Agreements in total amount of $1,171 with several lenders.